Assets and Liabilities Held for Sale/Discontinued Operations - Summary of net income (loss) from discontinued operations (Details) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long Lived Assets Held-for-sale [Line Items]
Income/(loss) from discontinued operations	$ (33)	$ 274		$ (15)	$ (233)
Discontinued operation, gain (loss) on disposal, statement of income or comprehensive income [extensible enumeration]			Income/(loss) from discontinued operations
Net profit/(loss) before tax	$ (33)	$ 274		$ (15)	$ (233)
Basic Earning/(loss) per share from discontinued operations (in usd per share)	$ (0.33)	$ 5.48		$ (0.15)	$ (2.32)
Diluted Earning/(loss) per share from discontinued operations (in usd per share)	$ (0.33)	$ 5.21		$ (0.15)	$ (2.32)
PES
Long Lived Assets Held-for-sale [Line Items]
Income/(loss) from discontinued operations	$ (4)	$ 0		$ 5	$ (215)
KSA Business
Long Lived Assets Held-for-sale [Line Items]
Income/(loss) from discontinued operations	(29)	8		(20)	(18)
Gain on disposal of KSA Business	0	(276)		0	0
Exit cost associated with disposal of KSA Business	0	10		0	0
Net profit/(loss) before tax	$ (29)	$ 10		$ (15)	$ (13)